Derivative Instruments and Hedging Activities - Foreign Currency Forward Contracts (Details) - Foreign currency forward contracts $ in Thousands	Sep. 30, 2017 USD ($)	Sep. 30, 2017 NOK	Sep. 30, 2017 EUR (€)
Derivative [Line Items]
Fair Value / Carrying Amount of Asset (Liability) Non-hedge	$ 852
Expected Maturity, 2017	16,376
Expected Maturity, 2018	7,829
Norwegian Kroner
Derivative [Line Items]
Contract Amount in Foreign Currency | NOK		NOK 165,000,000
Fair Value / Carrying Amount of Asset (Liability) Non-hedge	$ 532
Average Forward Rate	8.20	8.20	8.20
Expected Maturity, 2017	$ 12,289
Expected Maturity, 2018	7,829
Euro
Derivative [Line Items]
Contract Amount in Foreign Currency | €			€ 3,750,000
Fair Value / Carrying Amount of Asset (Liability) Non-hedge	$ 320
Average Forward Rate	0.92	0.92	0.92
Expected Maturity, 2017	$ 4,087